SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

On August 15, 2024, the Annual General Meeting of Shareholders of the Company (the “AGM”) approved the amendment and restatement of the Company’s Equity Incentive Plan and renamed it the Nebius Group N.V. Amended and Restated Equity Incentive Plan (the “Plan”). Among other things, the AGM also approved the extension of the term of the Plan for a further ten-year period and an increase in the number of shares available under the Plan. The Plan provides for the issuance of Share-Based Awards (including options, restricted shares units (“RSUs”), performance share units (“PSUs”) and awards in respect of the Group’s business units and subsidiaries (“Business Unit Equity Awards”)) to employees, officers, advisors and consultants of the Group and members of the Board of the Company. The maximum number of Company shares available under the Plan is 30,000,000 Class A shares. RSUs entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. Options entitle the holder to purchase a Class A share at a specified exercise price. PSUs entitle the recipient to receive a number of Class A shares at no cost based on the satisfaction of both time-based and performance-based criteria. In 2024, upon completion of the Divestment (Note 3), all outstanding PSUs grants were forfeited, as the performance criteria set out in such awards were no longer relevant for the activities of the Group after the Divestment. No dividends or dividend equivalents are granted in connection with options or share appreciation rights and any dividend equivalents or dividends granted in connection with RSUs will only vest and be paid to the extent the underlying award vests and is paid.

Under the Plan, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plan, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs the closing price per Class A share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of share options and SARs, the average closing price per Class A share on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plan generally vest over a four-year period with four-sixteenths (4/16) of such awards vesting on the last day of the 12th full calendar month following the date of grant, and an additional one-sixteenth (1/16) of such awards vesting on the last day of each third full calendar month thereafter. The maximum term of a Share-Based Award granted under the Plan may not exceed ten years. The Plan expires at midnight on August 14, 2034, as amended. After its expiration, no further grants can be made under the Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

Certain options may be granted with exercise prices that are considered to be “deeply out of the money”. These awards are considered to have an implicit market condition, and the Group uses a Monte Carlo valuation model to estimate the fair value of the options as of the date of grant. The Monte Carlo valuation model uses multiple simulations to evaluate the probability of achieving various share price levels. For options that vest based on market conditions, the Group recognizes compensation cost over the requisite service period regardless of whether the market condition is ultimately satisfied. During the year ended December 31, 2025, the Group granted options to purchase up to an aggregate of 6,000,000 Class A shares to certain executives with exercise prices that were considered to be deeply out of the money and contain an implicit market condition. On September 10, 2025 the market condition was met prior to the derived service period. As a result, the Group recorded any unrecognized compensation expense for tranches for which no further service is required as of September 30, 2025. For tranches that require further explicit service to vest, the unrecognized compensation expense will be recognized prospectively over the revised requisite service period.

The Group estimates the fair value of share options using the Monte-Carlo or BSM pricing models. No share option grants were made in the years ended December 31, 2023 and 2024. The assumptions used in the Monte-Carlo and BSM pricing models for grants of share options made under the Plan in the year ended December 31, 2025 were as follows:

2025
Dividend yield	—
Expected annual volatility	60.00%
Risk-free interest rate	4.01 - 4.40%
Expected life of the awards (years)	4.4 - 5.0

The Group estimates the fair value of Business Unit Equity Awards and PSUs using the Monte-Carlo or BSM pricing models. No Business Unit Equity Awards or PSU grants were made in the year ended December 31, 2025. The assumptions used in the Monte-Carlo and BSM pricing models in the years ended December 31, 2023 and 2024 were as follows:

	2023	2024
Business unit’s expected annual volatility	30.5 - 86.0%	64.2 - 74.4%
Risk-free interest rate	9.11-12.78%	13.05%

The Group used the following assumptions in the BSM and Monte-Carlo pricing models when valuing its Share-Based Awards:

●	Expected volatility. For share options, the Group used forecasted volatility based on guideline company indications. For synthetic options and business unit equity awards grants, the Group calculated the estimated volatility rates based on the volatilities of common stock of comparable companies in business units’ industries.
●	Expected term. For BSM pricing model calculation the expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Group has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis. For Monte-Carlo pricing model calculation the average result from the 100,000 iterations was determined to be the implied effective term for the option.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Group over the expected life of the award as a percentage of the share price at the grant date. The Group did not declare any dividends with respect to 2023, 2024 or 2025. Because options were generally compensated for dividends and the Group has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its pricing models in the years ended December 31, 2023, 2024 and 2025.
●	Risk-free interest rate. The Group used the risk-free interest rates based on the U.S. Treasury yield curve or the Russian government bond zero coupon yield curve (for the grants in 2023 and 2024 related to Divested Businesses) in effect at the grant date.

Share-Based Compensation Expense

The following table summarizes information about recognized share-based compensation expenses for the years ended December 31, 2023, 2024 and 2025:

	2023	2024	2025
Restricted Share Units (“RSUs”)	249.9	96.6	56.5
Share options	4.0	1.0	22.6
RSUs in respect of the Avride Group	5.1	2.6	1.2
Share options in respect of Avride Group	—	—	3.1
Business Unit Equity Awards	108.4	28.5	—
Performance Share Units (“PSUs”)	0.6	(8.4)	—
Other	2.0	—	—
Total share‑based compensation expenses	370.0	120.3	83.4

Share-based compensation expense is recognized in respect of the awards granted to employees of both continuing and discontinued operations. For the years ended December 31, 2023, 2024 and 2025 the Group recognized share-based compensation expense in relation to employees directly attributable to the operations of the Divested Businesses in the amount of $341.2, $65.8 and $0.2 respectively. Share-based compensation expenses for the employees of retained businesses amounts to $28.8, $54.5 and $83.2 for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table summarizes awards activity for the Company:

	Share Options		SARs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2024	1,176,746	$40.00	75,000	$32.85
Granted(1)	6,350,000	96.69	—	—
Exercised	(209,864)	40.00	—	—
Forfeited	—	—	—	—
Expired	—	—	(75,000)	32.85
Cancelled	—	—	—	—
Outstanding as of December 31, 2025	7,316,882	$—	—	$32.85
(1)	Includes 6,000,000 options granted with market conditions.

The weighted-average grant-date fair value of options granted during the year was $8.61 per share.

The aggregate intrinsic value of stock options exercised during the year was $14.1. Upon exercise of options, the shares issued were treasury shares.

For the year ended December 31, 2025, the Group received proceeds in amount of $8.4 from exercise of share options.

The following table summarizes information about outstanding and exercisable awards as of December 31, 2025:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$40.00	Option	1,316,882	3.9	—	966,882	1.9	0.0
$100.00	Option	6,000,000	9.3	16.3	1,500,000	9.3	16.3
Total Share options		7,316,882	8.3	13.4	2,466,882	6.4	9.9

The following table summarizes information about unvested share awards:

	RSUs
		Weighted
		Average
		Grant Date
	Quantity	Fair Value
Unvested as of December 31, 2024	9,015,042	$20.54
Granted	790,762	55.05
Vested	(3,788,888)	22.17
Expired	(269,912)	21.46
Forfeited	(9,511)	47.18
Cancelled	(237)	70.88
Unvested as of December 31, 2025	5,737,256	$23.97

In January 2023 the Company offered holders of Nebius Group N.V. RSUs granted under the Plan an opportunity to exchange the portion of outstanding awards that would otherwise have vested during 2023 in exchange for cash bonuses. The replacement cash payments were payable in accordance with the original vesting schedules in respect of the exchanged RSUs. Equity awards in respect of an aggregate of approximately 2.7 million RSUs were exchanged in January 2023. The exchanges were accounted for as a modification of equity awards, resulting in additional share-based compensation expense recognized in the year ended December 31, 2023 in amount of $88.9.

In December 2023, such offer was further extended to the employees of Divested Businesses, covering the respective vestings for 2024 and 2025. Equity awards in respect of an aggregate of approximately 1.3 million RSUs were exchanged in December 2023.

During 2024, on a quarterly basis, the Company offered to holders of RSUs granted under Plan an opportunity to exchange the portion of outstanding awards that would otherwise have vested during 2024 in exchange for cash bonuses. The offer was aimed at employees directly attributable to the retained businesses. Equity awards in respect of an aggregate of approximately 0.2 million RSUs were exchanged. The exchange was accounted for as a modification of equity awards, resulting in additional share-based compensation expense recognized in the year ending December 31, 2024 in the amount of $5.4. The accrued liability associated with the replacement cash payment in the amount of $0.4 is included in accounts payable, accrued and other liabilities in the consolidated balance sheets as of December 31, 2024 (December 31, 2025: nil). No such modifications took place during 2025.

As of December 31, 2025, there was $133.3 of unamortized share-based compensation expense related to unvested RSUs which is expected to be recognized over a weighted average period of 3.83 years.

Avride Employee Stock Incentive Plan

Avride B.V., a subsidiary of the Group (“Avride”), adopted the Avride 2021 Equity Incentive Plan (the “Avride Plan”) on February 11, 2021. RSUs awarded under the Avride Plan entitle the holder to receive a fixed number of depositary receipts representing Class A shares in Avride at no cost upon the satisfaction of certain time-based vesting criteria. Generally, Avride RSUs vest over a six-year period, 17% after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following five years.

On February 27, 2025, the Company effected a corporate reorganization of the Avride group, pursuant to which Avride Holding Inc., a Delaware corporation and subsidiary of Nebius Group N.V., became the intermediate holding company of the Avride group.

On March 6, 2025, the board of directors of Avride Holding Inc. authorized and approved the adoption of a new Avride Employee Stock Incentive Plan ("Avride ESOP"), a participating subsidiary plan under the Company’s Amended and Restated Equity Incentive Plan. The Avride ESOP authorizes the grant of equity awards in respect of up to 7,926,674 shares of common stock of Avride Holding Inc. (representing 20% of the fully diluted share capital of Avride Group Inc).

The following table summarizes Avride’s awards activity for the Group:

	Share options		RSUs
		Weighted		Weighted
		average exercise		average grant date
	Quantity	price per share	Quantity	fair value
Outstanding as of December 31, 2024	—	$—	1,168,629	$14.50
Granted	6,016,681	1.77	—	—
Exercised	(139,902)	0.41	—	—
Forfeited	(121,226)	1.77	—	—
Expired	(10,960)	1.77	—	—
Cancelled	—	—	(292,156)	14.50
Transfer between the programs	860,679	1.77	(860,679)	14.50
Outstanding as of December 31, 2025	6,605,272	$1.80	15,794	$14.50

The following table summarizes information about outstanding and exercisable awards as of December 31, 2025:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Avride Share Options	Option	6,605,272	8.68	3,233,351	8.16
Total Avride RSUs	RSU	15,794	9.43	15,794	9.43

As of December 31, 2025, the unamortized share-based compensation expense related to Avride ESOP is $4.6 and is expected to be recognized over a weighted average period of 3.92 years.